U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

February 1, 2006

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:          Concorde Funds, Inc. (the “Trust”)
File Nos.: 033-17423 and 811-05339

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Concorde Value Fund, (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated January 27, 2006 and filed electronically as Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5340.

Sincerely,

/s/ Rodney A. DeWalt

Rodney A. DeWalt, Esq.
for U.S. Bancorp Fund Services, LLC